Acquisitions Acquisitions (Purchase Price) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 29, 2013 Ingenuity	Jul. 12, 2011 Ipsogen	Dec. 31, 2011 Cellestis	Aug. 29, 2011 Cellestis	Dec. 31, 2012 AmniSure	Apr. 29, 2013 Developed technology, licenses, and know how Ingenuity	Jul. 12, 2011 Developed technology, licenses, and know how Ipsogen	Dec. 31, 2011 Developed technology, licenses, and know how Cellestis	Dec. 31, 2012 Developed technology, licenses, and know how AmniSure	Apr. 29, 2013 Customer relationships Ingenuity	Jul. 12, 2011 Customer relationships Ipsogen	Dec. 31, 2011 Customer relationships Cellestis	Dec. 31, 2012 Customer relationships AmniSure	Apr. 29, 2013 Tradenames Ingenuity	Jul. 12, 2011 Tradenames Ipsogen	Dec. 31, 2011 Tradenames Cellestis	Dec. 31, 2012 Tradenames AmniSure	Apr. 29, 2013 In process research and development Ingenuity	Dec. 31, 2012 In process research and development AmniSure
Business Acquisition [Line Items]
Cash consideration paid				$ 107,001	$ 57,436	$ 372,452	$ 372,500	$ 101,415
Fair value of remaining shares					42,437
Fair value of contingent consideration	6,100							4,530
Purchase price				107,001	99,873	372,452		105,945
Cash and cash equivalents				4,449
Accounts receivable				2,018
Prepaid and other current assets				1,712
Current deferred tax asset				2,518
Working capital					15,284	18,465		5,297
Deferred tax asset of acquired NOLs					8,997
Fixed and other long-term assets				2,648	2,429	1,112		267
Long-term deferred tax asset				10,269
Accounts payable				(2,662)
Accruals and other current liabilities				(14,148)
Long-term liabilities assumed				(557)	(1,912)	(232)		(461)
Intangible assets									37,903	44,500	67,500	28,941	1,023	11,000	48,800	25,520	3,359	1,400	12,000	2,692	2,069	4,522
Goodwill	1,855,691	1,759,898	1,733,722	68,756	37,500	258,886		44,369
Deferred tax liability on fair value of identifiable intangible assets acquired				(12,356)	(19,325)	(34,079)		(5,202)
Assets acquired, goodwill, and liabilities assumed, net				$ 107,001	$ 99,873	$ 372,452		$ 105,945